CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 92,602	$ 64,292	$ 67,825
Cost of revenues	52,299	32,967	34,570
Gross profit	40,303	31,325	33,255
Operating expenses:
Research and development, net	6,852	6,558	6,779
Selling and marketing	18,557	18,158	17,536
General and administrative	11,139	7,853	7,445
Total operating expenses	36,548	32,569	31,760
Operating income (loss)	3,755	(1,244)	1,495
Financial income (expenses), net	1,361	(3,961)	(591)
Income (loss) before income taxes	5,116	(5,205)	904
Taxes on income (tax benefit)	2,072	1,695	(122)
Net income (loss)	3,044	(6,900)	1,026
Less - loss (income) attributable to non-controlling interests	(95)	(14)	3
Net income (loss) attributable to Magal shareholders'	$ 2,949	$ (6,914)	$ 1,029
Basic income (loss) per share	$ 0.12	$ (0.30)	$ 0.06
Diluted income (loss) per share	$ 0.12	$ (0.30)	$ 0.06